Note 11 - Fair Value Measurements - Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Secured Contingent Payment Obligation [Member]
Liabilities	$ 40,708	$ 37,372
Secured Contingent Payment Obligation [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities	0	0
Secured Contingent Payment Obligation [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities	0	0
Secured Contingent Payment Obligation [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities	40,708	37,372
Unsecured Contingent Payment Obligation [Member]
Liabilities	5,089	5,691
Unsecured Contingent Payment Obligation [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities	0	0
Unsecured Contingent Payment Obligation [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities	0	0
Unsecured Contingent Payment Obligation [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities	$ 5,089	$ 5,691